Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000017621
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calamos Growth and Income Portfolio
Without Sales Load [Member] | C000017621
Average Annual Return [Line Items]
Average Annual Return, Percent	21.08%	11.84%	10.06%
CALAMOS INDEX: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	24.99%	14.53%	13.10%